UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SMALL CAP STOCK FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48456-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
October 31, 2013 (unaudited)

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             COMMON STOCKS (96.2%)

             CONSUMER DISCRETIONARY (14.1%)
             ------------------------------
             APPAREL RETAIL (4.6%)
   282,000   Ann, Inc.*                                                  $    9,972
   514,700   Ascena Retail Group, Inc.*                                      10,186
   346,954   Cato Corp. "A"                                                  10,398
    28,000   DSW, Inc. "A"                                                    2,455
   283,305   Finish Line, Inc. "A"                                            7,094
   132,100   Francescas Holdings Corp.*                                       2,376
   159,700   Genesco, Inc.*                                                  10,877
   101,900   Guess?, Inc.                                                     3,184
   323,050   Stage Stores, Inc.                                               6,671
                                                                         ----------
                                                                             63,213
                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    33,200   Oxford Industries, Inc.                                          2,383
                                                                         ----------
             AUTO PARTS & EQUIPMENT (0.4%)
    59,710   Gentherm, Inc.*                                                  1,394
   283,500   Modine Manufacturing Co.*                                        3,776
                                                                         ----------
                                                                              5,170
                                                                         ----------
             AUTOMOTIVE RETAIL (1.0%)
   155,000   Group 1 Automotive, Inc.                                         9,920
    71,750   Monro Muffler Brake, Inc.                                        3,301
                                                                         ----------
                                                                             13,221
                                                                         ----------
             BROADCASTING (0.3%)
   163,900   Pandora Media, Inc.*                                             4,119
                                                                         ----------
             EDUCATION SERVICES (0.1%)
    43,350   Grand Canyon Education, Inc.*                                    2,049
                                                                         ----------
             FOOTWEAR (0.4%)
   188,800   Crocs, Inc.*                                                     2,300
    48,700   Deckers Outdoor Corp.*                                           3,352
                                                                         ----------
                                                                              5,652
                                                                         ----------
             GENERAL MERCHANDISE STORES (0.6%)
   492,800   Fred's, Inc. "A"                                                 7,983
                                                                         ----------
             HOMEBUILDING (0.1%)
    27,300   KB Home                                                            463
    11,950   Meritage Homes Corp.*                                              542
    12,800   Ryland Group, Inc.                                                 515
                                                                         ----------
                                                                              1,520
                                                                         ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    52,040   Choice Hotels International, Inc.                                2,425
                                                                         ----------

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1  | USAA Small Cap Stock Fund

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             HOUSEHOLD APPLIANCES (1.0%)
   249,100   Helen of Troy Ltd.*                                         $   11,638
    61,634   iRobot Corp.*                                                    2,087
                                                                         ----------
                                                                             13,725
                                                                         ----------
             LEISURE FACILITIES (0.7%)
   300,000   SeaWorld Entertainment, Inc.                                     9,009
                                                                         ----------
             LEISURE PRODUCTS (0.4%)
   228,500   Black Diamond, Inc.*                                             3,407
    48,000   Brunswick Corp.                                                  2,166
                                                                         ----------
                                                                              5,573
                                                                         ----------
             MOVIES & ENTERTAINMENT (0.2%)
    82,190   IMAX Corp.*                                                      2,396
                                                                         ----------
             PUBLISHING (0.5%)
   245,000   Scholastic Corp.                                                 7,029
                                                                         ----------
             RESTAURANTS (1.8%)
   248,200   BJ's Restaurants, Inc.*                                          6,716
    29,900   Buffalo Wild Wings, Inc.*                                        4,263
   236,800   CEC Entertainment, Inc.                                         10,976
    76,600   Fiesta Restaurant Group, Inc.                                    3,247
                                                                         ----------
                                                                             25,202
                                                                         ----------
             SPECIALIZED CONSUMER SERVICES (1.4%)
   220,221   Matthews International Corp. "A"                                 8,941
    65,600   Outerwall, Inc.*                                                 4,263
    68,800   Sotheby's                                                        3,571
    48,200   Steiner Leisure Ltd.*                                            2,700
                                                                         ----------
                                                                             19,475
                                                                         ----------
             SPECIALTY STORES (0.2%)
    11,600   Hibbett Sports, Inc.*                                              677
   111,239   MarineMax, Inc.*                                                 1,638
                                                                         ----------
                                                                              2,315
                                                                         ----------
             Total Consumer Discretionary                                   192,459
                                                                         ----------

             CONSUMER STAPLES (2.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (1.0%)
   456,000   Darling International, Inc.*                                    10,611
   132,910   Fresh Del Monte Produce, Inc.                                    3,534
                                                                         ----------
                                                                             14,145
                                                                         ----------
             FOOD RETAIL (0.9%)
   139,508   Casey's General Stores, Inc.                                    10,167
    17,000   Fairway Group Holdings Corp.*                                      415
    19,840   Fresh Market, Inc.*                                              1,010
                                                                         ----------
                                                                             11,592
                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    24,000   PriceSmart, Inc.                                                 2,731
                                                                         ----------
             PACKAGED FOODS & MEAT (0.3%)
    96,200   Post Holdings, Inc.                                              4,132
                                                                         ----------
             PERSONAL PRODUCTS (0.5%)
   199,000   Elizabeth Arden, Inc.*                                           7,202
                                                                         ----------
             Total Consumer Staples                                          39,802
                                                                         ----------

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                                                   Portfolio of Investments |  2

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
                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             ENERGY (5.4%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    49,500   Alpha Natural Resources, Inc.*                              $      347
   145,000   James River Coal Co.*                                              278
                                                                         ----------
                                                                                625
                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (2.6%)
   444,000   C&J Energy Services, Inc.*                                      10,230
   183,559   Era Group, Inc.*                                                 5,800
 1,446,500   Key Energy Services, Inc.*                                      11,312
    82,059   SEACOR Holdings, Inc.                                            8,025
    18,070   Superior Energy Services, Inc.*                                    485
                                                                         ----------
                                                                             35,852
                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   242,000   Approach Resources, Inc.*                                        6,812
   116,001   Diamondback Energy, Inc.*                                        5,992
   255,287   Halcon Resources Corp.*                                          1,322
                                                                         ----------
                                                                             14,126
                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.8%)
    89,300   Clean Energy Fuels Corp.*                                        1,017
   298,000   Western Refining, Inc.                                           9,617
                                                                         ----------
                                                                             10,634
                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.9%)
 1,082,000   Scorpio Tankers, Inc.                                           12,486
                                                                         ----------
             Total Energy                                                    73,723
                                                                         ----------

             FINANCIALS (15.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   257,886   Harris & Harris Group, Inc.*                                       807
   144,538   Safeguard Scientifics, Inc.*                                     2,522
    39,400   Solar Capital Ltd.                                                 905
                                                                         ----------
                                                                              4,234
                                                                         ----------
             CONSUMER FINANCE (1.5%)
   519,000   AerCap Holdings N.V.*                                           10,531
   322,000   Air Lease Corp.                                                  9,467
    23,200   Cash America International, Inc.                                   915
                                                                         ----------
                                                                             20,913
                                                                         ----------
             LIFE & HEALTH INSURANCE (0.7%)
   209,900   Primerica, Inc.                                                  9,015
                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (2.2%)
   125,600   AMERISAFE, Inc.                                                  4,836
   263,834   Assured Guaranty Ltd.                                            5,408
   178,000   Hanover Insurance Group, Inc.                                   10,420
   213,000   ProAssurance Corp.                                               9,653
                                                                         ----------
                                                                             30,317
                                                                         ----------

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             REGIONAL BANKS (7.0%)
   406,000   Cathay General Bancorp                                      $   10,000
   679,406   First Busey Corp.                                                3,512
   545,856   First Midwest Bancorp, Inc.                                      9,078
 1,381,360   First Niagara Financial Group, Inc.                             15,236
   234,529   Flushing Financial Corp.                                         4,712
   146,600   Hancock Holding Co.                                              4,806
   395,080   International Bancshares Corp.                                   9,028
   200,500   MB Financial, Inc.                                               5,955
   652,000   TCF Financial Corp.                                              9,897
   587,000   Umpqua Holdings Corp.                                            9,609
   342,400   Webster Financial Corp.                                          9,549
    54,600   Westamerica Bancorp                                              2,811
                                                                         ----------
                                                                             94,193
                                                                         ----------
             REINSURANCE (1.0%)
    87,600   Platinum Underwriters Holdings Ltd.                              5,448
   522,000   Third Point Reinsurance Ltd.                                     8,143
                                                                         ----------
                                                                             13,591
                                                                         ----------
             REITs - INDUSTRIAL (0.3%)
   168,600   STAG Industrial, Inc.                                            3,525
                                                                         ----------
             REITs - RESIDENTIAL (0.7%)
   569,551   Campus Crest Communities, Inc.                                   5,701
   467,000   Education Realty Trust, Inc.                                     4,269
                                                                         ----------
                                                                              9,970
                                                                         ----------
             REITs - SPECIALIZED (0.7%)
   441,694   DiamondRock Hospitality Co.                                      5,031
   507,900   Summit Hotel Properties, Inc.                                    4,668
                                                                         ----------
                                                                              9,699
                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.6%)
   609,600   Northwest Bancshares, Inc.                                       8,528
                                                                         ----------
             Total Financials                                               203,985
                                                                         ----------
             HEALTH CARE (12.9%)
             -------------------
             BIOTECHNOLOGY (1.2%)
   123,240   Alkermes plc*                                                    4,337
    88,402   Exact Sciences Corp.*                                              974
    87,800   Gentium S.p.A. ADR*                                              3,707
   225,352   Harvard Bioscience, Inc.*                                        1,327
   107,650   ImmunoGen, Inc.*                                                 1,772
    40,700   Isis Pharmaceuticals, Inc.*                                      1,354
   508,415   Nanosphere, Inc.*                                                  992
    29,530   Sarepta Therapeutics, Inc.*                                      1,150
                                                                         ----------
                                                                             15,613
                                                                         ----------
             HEALTH CARE EQUIPMENT (1.7%)
   121,612   Cutera, Inc.*                                                    1,222
   168,000   Integra LifeSciences Holdings Corp.*                             7,691
    49,400   Invacare Corp.                                                   1,061
   136,201   LeMaitre Vascular, Inc.                                          1,095
   668,550   Solta Medical, Inc.*                                             1,237
   144,900   STERIS Corp.                                                     6,548
   180,889   Syneron Medical Ltd.*                                            1,718
   216,479   Zeltiq Aesthetics, Inc.*                                         2,808
                                                                         ----------
                                                                             23,380
                                                                         ----------
             HEALTH CARE FACILITIES (0.8%)
   264,600   AmSurg Corp.*                                                   11,349
                                                                         ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             HEALTH CARE SERVICES (0.4%)
   123,048   CorVel Corp.*                                               $    5,119
                                                                         ----------
             HEALTH CARE SUPPLIES (2.3%)
    52,250   Align Technology, Inc.*                                          2,981
    94,794   Cynosure, Inc. "A"*                                              2,048
   260,100   Haemonetics Corp.*                                              10,550
   125,800   ICU Medical, Inc.*                                               7,774
   100,288   Vascular Solutions, Inc.*                                        1,968
   125,600   West Pharmaceutical Services, Inc.                               6,073
                                                                         ----------
                                                                             31,394
                                                                         ----------
             HEALTH CARE TECHNOLOGY (0.9%)
   398,566   Allscripts Healthcare Solutions, Inc.*                           5,512
   299,000   Quality Systems, Inc.                                            6,823
                                                                         ----------
                                                                             12,335
                                                                         ----------
             LIFE SCIENCES TOOLS & SERVICES (2.7%)
    15,850   Bio-Rad Laboratories, Inc. "A"*                                  1,958
   622,350   Bruker Corp.*                                                   12,727
   285,000   Charles River Laboratories International, Inc.*                 14,025
   182,000   ICON plc*                                                        7,360
    44,562   Luminex Corp.*                                                     869
                                                                         ----------
                                                                             36,939
                                                                         ----------
             MANAGED HEALTH CARE (2.1%)
   294,000   Health Net, Inc.*                                                8,938
   169,000   Magellan Health Services, Inc.*                                  9,920
   140,500   WellCare Health Plans, Inc.*                                     9,368
                                                                         ----------
                                                                             28,226
                                                                         ----------
             PHARMACEUTICALS (0.8%)
   142,600   AcelRx Pharmaceuticals, Inc.*                                      958
   731,223   Durect Corp.*                                                    1,097
   233,300   Nektar Therapeutics*                                             2,219
   258,009   NuPathe, Inc.*                                                     433
   206,811   Santarus, Inc.*                                                  4,825
   275,750   Sucampo Pharmaceuticals, Inc. "A"*                               1,710
                                                                         ----------
                                                                             11,242
                                                                         ----------
             Total Health Care                                              175,597
                                                                         ----------
             INDUSTRIALS (16.4%)
             -------------------
             AEROSPACE & DEFENSE (1.3%)
   142,488   Cubic Corp.                                                      7,481
   648,000   Exelis, Inc.                                                    10,685
                                                                         ----------
                                                                             18,166
                                                                         ----------
             AIR FREIGHT & LOGISTICS (0.9%)
   180,100   Atlas Air Worldwide Holdings, Inc.*                              6,669
   319,500   UTi Worldwide, Inc.                                              4,857
                                                                         ----------
                                                                             11,526
                                                                         ----------
             COMMERCIAL PRINTING (0.1%)
   149,400   InnerWorkings, Inc.*                                             1,430
                                                                         ----------
             CONSTRUCTION & ENGINEERING (0.7%)
     8,950   Comfort Systems USA, Inc.                                          167
   354,000   Foster Wheeler AG*                                               9,554
    13,700   MasTec, Inc.*                                                      438
                                                                         ----------
                                                                             10,159
                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   133,448   Douglas Dynamics, Inc.                                           2,024
                                                                         ----------

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5  | USAA Small Cap Stock Fund

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             DIVERSIFIED SUPPORT SERVICES (1.1%)
   210,700   G & K Services, Inc. "A"                                    $   13,148
    62,300   Mobile Mini, Inc.*                                               2,250
                                                                         ----------
                                                                             15,398
                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
    53,740   Acuity Brands, Inc.                                              5,401
   141,000   Regal-Beloit Corp.                                              10,340
                                                                         ----------
                                                                             15,741
                                                                         ----------
             ENVIRONMENTAL & FACILITIES SERVICES (2.0%)
   248,315   ABM Industries, Inc.                                             6,831
   193,100   Ceco Environmental Corp.                                         3,408
   294,537   Standard Parking Corp.*                                          7,797
   357,490   Tetra Tech, Inc.*                                                9,341
                                                                         ----------
                                                                             27,377
                                                                         ----------
             HEAVY ELECTRICAL EQUIPMENT (0.4%)
    93,798   Power Solutions International, Inc.*                             5,465
                                                                         ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    17,415   51job, Inc. ADR*                                                 1,334
                                                                         ----------
             INDUSTRIAL MACHINERY (4.6%)
   300,899   Albany International Corp. "A"                                  11,076
   155,000   Crane Co.                                                        9,843
   206,097   ESCO Technologies, Inc.                                          7,436
   311,000   Harsco Corp.                                                     8,671
    80,829   Kennametal, Inc.                                                 3,718
   225,500   Mueller Industries, Inc.                                        13,595
    13,429   Proto Labs, Inc.*                                                1,126
    45,514   RBC Bearings, Inc.*                                              3,131
    61,119   Tennant Co.                                                      3,709
                                                                         ----------
                                                                             62,305
                                                                         ----------
             OFFICE SERVICES & SUPPLIES (1.3%)
   903,400   ACCO Brands Corp.*                                               5,285
   291,020   United Stationers, Inc.                                         12,933
                                                                         ----------
                                                                             18,218
                                                                         ----------
             RAILROADS (0.1%)
    17,600   Genesee & Wyoming, Inc. "A"*                                     1,757
                                                                         ----------
             RESEARCH & CONSULTING SERVICES (0.2%)
    24,200   Advisory Board Co.*                                              1,660
    16,997   Exponent, Inc.                                                   1,285
                                                                         ----------
                                                                              2,945
                                                                         ----------
             SECURITY & ALARM SERVICES (0.5%)
   228,000   Brink's Co.                                                      7,159
                                                                         ----------
             TRADING COMPANIES & DISTRIBUTORS (1.6%)
    98,365   Beacon Roofing Supply, Inc.*                                     3,414
    40,286   DXP Enterprises, Inc.*                                           3,702
   186,300   GATX Corp.                                                       9,604
    78,113   Kaman Corp.                                                      2,904
   101,450   Titan Machinery, Inc.*                                           1,790
                                                                         ----------
                                                                             21,414
                                                                         ----------
             TRUCKING (0.1%)
    91,699   Celadon Group, Inc.                                              1,700
                                                                         ----------
             Total Industrials                                              224,118
                                                                         ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (21.1%)
             ------------------------------
             APPLICATION SOFTWARE (3.1%)
    43,850   Aspen Technology, Inc.*                                     $    1,676
    32,200   BroadSoft, Inc.*                                                 1,054
   115,800   Cadence Design Systems, Inc.*                                    1,502
   113,270   Monotype Imaging Holdings, Inc.                                  3,196
    94,000   PROS Holdings, Inc.*                                             3,323
   449,400   PTC, Inc.*                                                      12,457
    83,400   Qlik Technologies, Inc.*                                         2,113
    94,700   Tangoe, Inc.*                                                    1,809
   310,200   TiVo, Inc.*                                                      4,123
    16,550   Tyler Technologies, Inc.*                                        1,601
    23,600   Ultimate Software Group, Inc.*                                   3,646
   134,400   Verint Systems, Inc.*                                            4,908
                                                                         ----------
                                                                             41,408
                                                                         ----------
             COMMUNICATIONS EQUIPMENT (2.7%)
   554,000   ARRIS Group, Inc.*                                               9,894
    93,400   Aruba Networks, Inc.*                                            1,752
   146,800   Finisar Corp.*                                                   3,378
   704,500   JDS Uniphase Corp.*                                              9,222
   169,872   RADWARE Ltd.*                                                    2,543
   122,800   Riverbed Technology, Inc.*                                       1,820
   285,700   ShoreTel, Inc.*                                                  2,271
   139,600   Ubiquiti Networks, Inc.                                          5,386
                                                                         ----------
                                                                             36,266
                                                                         ----------
             COMPUTER HARDWARE (1.6%)
   570,900   Diebold, Inc.                                                   17,104
     9,502   Stratasys Ltd.*                                                  1,076
   213,900   Super Micro Computer, Inc.*                                      2,978
                                                                         ----------
                                                                             21,158
                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   101,395   Euronet Worldwide, Inc.*                                         4,401
   252,981   Global Cash Access Holdings, Inc.*                               2,100
   120,724   MAXIMUS, Inc.                                                    5,849
    10,700   VeriFone Systems, Inc.*                                            242
                                                                         ----------
                                                                             12,592
                                                                         ----------
             ELECTRONIC COMPONENTS (1.6%)
   301,970   Belden, Inc.                                                    20,310
    94,000   InvenSense, Inc.                                                 1,588
                                                                         ----------
                                                                             21,898
                                                                         ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    82,700   Coherent, Inc.                                                   5,474
    24,700   FEI Co.                                                          2,200
    67,100   MTS Systems Corp.                                                4,383
    23,670   OSI Systems, Inc.*                                               1,724
                                                                         ----------
                                                                             13,781
                                                                         ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    17,000   IPG Photonics Corp.                                              1,127
                                                                         ----------
             HOME ENTERTAINMENT SOFTWARE (0.2%)
   411,200   RealD, Inc.*                                                     2,846
                                                                         ----------

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7  | USAA Small Cap Stock Fund

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (1.7%)
    35,700   Angie's List, Inc.*                                         $      503
    13,200   Benefitfocus, Inc.                                                 661
   137,346   Constant Contact, Inc.*                                          3,559
   130,800   E2open, Inc.*                                                    2,943
    54,650   Liquidity Services, Inc.*                                        1,427
   131,530   LivePerson, Inc.*                                                1,228
   229,800   Perficient, Inc.*                                                4,157
   123,750   Responsys, Inc.*                                                 2,022
    59,120   SciQuest, Inc.*                                                  1,291
    67,611   SPS Commerce, Inc.*                                              4,608
    12,913   Textura Corp.*                                                     495
                                                                         ----------
                                                                             22,894
                                                                         ----------
             IT CONSULTING & OTHER SERVICES (1.3%)
    37,200   Acxiom Corp.*                                                    1,236
    29,000   EPAM Systems, Inc.                                               1,087
   209,109   Forrester Research, Inc.                                         8,115
   217,020   Unisys Corp.*                                                    5,718
    57,900   Virtusa Corp.*                                                   1,800
                                                                         ----------
                                                                             17,956
                                                                         ----------
             OFFICE ELECTRONICS (0.5%)
   137,300   Zebra Technologies Corp. "A"*                                    6,633
                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (1.3%)
   168,817   ATMI, Inc.*                                                      4,615
    82,984   Rudolph Technologies, Inc.*                                        880
   695,600   Teradyne, Inc.*                                                 12,166
                                                                         ----------
                                                                             17,661
                                                                         ----------
             SEMICONDUCTORS (3.2%)
 1,285,000   Atmel Corp.*                                                     9,355
    65,011   Ceva, Inc.*                                                        932
   468,940   Entropic Communications, Inc.*                                   2,007
   103,100   Inphi Corp.*                                                     1,520
   659,265   Integrated Device Technology, Inc.*                              7,015
 1,440,000   Lattice Semiconductor Corp.*                                     7,387
    31,600   Mellanox Technologies Ltd.*                                      1,146
    80,743   Micrel, Inc.                                                       743
   416,280   Microsemi Corp.*                                                10,461
    32,500   Monolithic Power Systems, Inc.                                   1,035
   113,300   Pericom Semiconductor Corp.*                                       915
    37,000   Silicon Laboratories, Inc.*                                      1,488
                                                                         ----------
                                                                             44,004
                                                                         ----------
             SYSTEMS SOFTWARE (1.4%)
   361,500   AVG Technologies N.V.                                            7,266
    22,000   Gigamon, Inc.*                                                     677
   109,700   Infoblox, Inc.*                                                  4,876
    73,000   Proofpoint, Inc.*                                                2,310
   130,100   Qualys, Inc.*                                                    2,706
    40,100   Red Hat, Inc.*                                                   1,735
                                                                         ----------
                                                                             19,570
                                                                         ----------
             TECHNOLOGY DISTRIBUTORS (0.5%)
   186,200   ScanSource, Inc.*                                                7,161
                                                                         ----------
             Total Information Technology                                   286,955
                                                                         ----------
             MATERIALS (6.5%)
             ----------------
             ALUMINUM (0.4%)
    84,055   Kaiser Aluminum Corp.                                            5,670
                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                             MARKET
NUMBER                                                                        VALUE
OF SHARES    SECURITY                                                         (000)
-----------------------------------------------------------------------------------
             COMMODITY CHEMICALS (1.2%)
   218,000   Cabot Corp.                                                 $   10,161
   123,800   Koppers Holdings, Inc.                                           5,510
                                                                         ----------
                                                                             15,671
                                                                         ----------
             DIVERSIFIED CHEMICALS (0.8%)
   183,000   Scotts Miracle-Gro Co. "A"                                      10,746
                                                                         ----------
             FOREST PRODUCTS (0.5%)
    98,000   Deltic Timber Corp.                                              6,260
                                                                         ----------
             METAL & GLASS CONTAINERS (1.0%)
   130,000   AptarGroup, Inc.                                                 8,341
    92,050   Greif, Inc. "A"                                                  4,924
                                                                         ----------
                                                                             13,265
                                                                         ----------
             PAPER PRODUCTS (0.2%)
    50,800   Schweitzer-Mauduit International, Inc.                           3,143
                                                                         ----------
             SPECIALTY CHEMICALS (1.7%)
   158,528   Innospec, Inc.                                                   7,302
    68,400   OM Group, Inc.*                                                  2,325
   115,000   Sensient Technologies Corp.                                      5,995
   396,461   Zep, Inc.                                                        7,886
                                                                         ----------
                                                                             23,508
                                                                         ----------
             STEEL (0.7%)
   168,000   Carpenter Technology Corp.                                       9,967
                                                                         ----------
             Total Materials                                                 88,230
                                                                         ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   188,250   Ruckus Wireless, Inc.                                            2,730
                                                                         ----------
             UTILITIES (1.7%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   105,600   UNS Energy Corp.                                                 5,225
                                                                         ----------
             GAS UTILITIES (1.3%)
   150,000   Atmos Energy Corp.                                               6,641
    90,500   Laclede Group, Inc.                                              4,260
    54,950   New Jersey Resources Corp.                                       2,529
    91,600   WGL Holdings, Inc.                                               4,123
                                                                         ----------
                                                                             17,553
                                                                         ----------
             Total Utilities                                                 22,778
                                                                         ----------
             Total Common Stocks (cost: $961,035)                         1,310,377
                                                                         ----------
             MONEY MARKET INSTRUMENTS (4.5%)

             MONEY MARKET FUNDS (4.5%)
60,943,563   State Street Institutional Liquid Reserve Fund, 0.07% (a)       60,944
                                                                         ----------
             Total Money Market Instruments (cost: $60,944)                  60,944
                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,021,979)                        $1,371,321
                                                                         ==========

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

($ IN 000s)                            VALUATION HIERARCHY
                                       -------------------

                              (LEVEL 1)     (LEVEL 2)     (LEVEL 3)
                            QUOTED PRICES     OTHER      SIGNIFICANT
                              IN ACTIVE    SIGNIFICANT  UNOBSERVABLE
                               MARKETS     OBSERVABLE      INPUTS
                            FOR IDENTICAL    INPUTS
ASSETS                          ASSETS                                        TOTAL
-----------------------------------------------------------------------------------
Equity Securities:
  Common Stocks             $   1,310,377  $        --  $         --  $   1,310,377
Money Market Instruments:
  Money Market Funds               60,944           --            --         60,944
-----------------------------------------------------------------------------------
Total                       $   1,371,321  $        --  $         --  $   1,371,321
-----------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $367,937,000 and $18,595,000, respectively, resulting in net unrealized appreciation of $349,342,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,361,643,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.7% of net assets at October 31, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2013.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------